UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2019

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Growing Demand Aid Muni Returns

Municipal bonds (munis) overcame heightened market volatility to generate positive returns for the six-month period. As is often the case, munis tracked U.S. Treasury market performance. However, munis broadly outperformed Treasuries, bolstered by robust demand. California munis modestly underperformed national munis.

Investor sentiment generally remained upbeat through the first nine months of 2018. Beginning in October, growing concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered sharp market volatility. Meanwhile, the Federal Reserve (Fed) raised its short-term interest rate target in September, which helped keep Treasury and muni yields climbing through early November. After that, yields tumbled on signs of moderating U.S. economic growth and continued stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors believed the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

January brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course, pausing its rate-hike campaign amid moderating global growth and muted inflation. In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	19.3 years
Average Duration (Modified)	6.3 years

Top Five Sectors	% of fund investments
Special Tax	38%
Hospital	16%
Tobacco Settlement	8%
Charter School	7%
Toll Facilities	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.1%
Other Assets and Liabilities	0.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period(1) 9/1/18 - 2/28/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.00	$2.49	0.50%
I Class	$1,000	$1,010.90	$1.50	0.30%
Y Class	$1,000	$1,010.10	$1.35	0.27%
A Class	$1,000	$1,007.70	$3.73	0.75%
C Class	$1,000	$1,004.00	$7.45	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
I Class	$1,000	$1,023.31	$1.51	0.30%
Y Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 28, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.1%
California — 97.7%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,709,360
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,169,900
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	957,360
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,353,125
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,280,180
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,283,000
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,522,061
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,038,850
Bay Area Toll Authority Rev., VRDN, 2.84%, (MUNIPSA plus 1.10%), 4/1/24	2,500,000	2,556,650
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,751,617
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,103,670
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,751,210
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,141,436
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,144,982
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	916,140
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	6,798,437
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	2,952,597
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	988,050
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,060
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,500,675
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	2,989,881
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	849,577
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,940,975
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	685,791
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	766,253
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	585,530

6

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	$575,000	$669,720
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,447,975
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,443,600
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,482,920
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 1.70%, 3/7/19	3,100,000	3,100,000
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.74%, (MUNIPSA plus 1.00%), 6/1/20	2,190,000	2,201,344
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,001,760
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,936,967
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,849,680
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,141,600
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	624,666
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	391,781
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	13,290,269
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,581,629
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,189,120
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,930,951
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	632,631
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,358,462
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	2,099,895
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,925,985
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,682,565
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,762,506
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,663,050
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,919,627
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,273,840
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,782,560
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,126,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,142,120
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	576,285

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	$350,000	$375,162
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	528,985
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	316,338
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,709,120
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.25%, 7/1/25 (California Mortgage Insurance)(3)	2,200,000	2,201,628
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/38(2)	2,200,000	2,326,236
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,300,022
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	837,336
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,880,970
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,864,655
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	948,458
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,466,682
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,025,297
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,870,330
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	1,500,000	1,663,245
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,749,480
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,443,440
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,329,300
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,109,731
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,441,282
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	886,862
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	443,460
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	550,870
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,069,350
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(2)	1,000,000	1,067,520
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,850,040
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,593,452
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,678,874

8

	Principal Amount	Value
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	$2,525,000	$2,542,271
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,521,210
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,521,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,714,081
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,024,080
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	343,863
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	445,540
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,127,544
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,018,180
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,759,594
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,848,469
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,000,000	1,106,650
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,734,745
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	1,750,000	1,908,970
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	989,037
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,320,818
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	420,000	438,480
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	539,185
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,301,988
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	745,304
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,762,497
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	527,590
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	569,492
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,025,040
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	940,000	958,913
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	533,035
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	906,845
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,029,620
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	372,254

9

	Principal Amount	Value
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	$2,100,000	$2,140,404
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	1,550,000	1,575,001
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,086,380
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,009,595
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,903,654
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,646,520
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,054,511
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,909,960
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,598,982
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,095,520
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,837,550
California Statewide Communities Development Authority, 5.00%, 9/1/39(3)	1,545,000	1,661,987
California Statewide Communities Development Authority, 5.00%, 9/1/48(3)	1,750,000	1,858,430
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,565,445
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,017,675
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,246,524
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,544,456
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,581,075
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	1,670,000	1,677,031
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,658,246
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,425,018
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,826,959
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,657,560
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,002,604
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,319,925
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,582,980
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,099,150
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(4)(5)	7,000,000	4,219,180
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.50%, 3/7/19	730,000	730,000

10

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.65%, 3/7/19	$1,140,000	$1,140,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.65%, 3/7/19	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,697,680
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,246,880
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,485,045
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,070,620
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,796,866
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,331,250
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,397,574
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,954,427
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	16,132,665
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	10,876,000
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(2)	3,375,000	3,564,844
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,585,930
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,541,950
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,791,305
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,518,930
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	345,687
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	359,029
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	367,026
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,067,514
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,070,947
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,077,400
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,120,000	4,424,097

11

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	$1,500,000	$1,605,360
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,783,848
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	7,916,180
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,422,800
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,488,199
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,556,530
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,428,500
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,465,066
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,722,625
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	651,162
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,092,560
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,651,980
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,006,420
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,628,835
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,105,566
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,153,780
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,087,450
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,043,775
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,268,668
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,074,641
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,338,575
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,860,285
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,232,451
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,411,102
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,513,667
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,450,163
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,526,028
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,252,675
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,353,008
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,078,712
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,118,593
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,339,425
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	680,471
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,138,280
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,478,549
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,698,680
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	530,000	591,136
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	928,376

12

	Principal Amount	Value
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	$1,675,000	$1,824,963
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,087,150
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,520,760
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,608,560
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	31,511,975
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,230,080
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/24	2,200,000	2,047,870
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,148,250
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,226,830
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,145,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,675,290
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,133,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,146,080
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,670,070
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,756,989
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,029,470
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	9,653,200
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	16,537,620
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,231,500
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	376,002
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,235,051
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,150,386
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,883,061
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,836,561
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,163,240
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,621,400
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,059,910
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,589,865
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,713,800
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,247,917
Irvine Special Assessment, 5.00%, 9/2/24	700,000	775,159
Irvine Special Assessment, 5.00%, 9/2/26	600,000	660,558
Irvine Special Assessment, 5.00%, 9/2/29	700,000	774,165
Irvine Special Assessment, 5.00%, 9/2/30	350,000	385,347
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,618,845
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,066,120

13

	Principal Amount	Value
Irvine Special Tax, 5.00%, 9/1/44	$500,000	$531,525
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,772,250
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,745,150
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,656,342
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	633,699
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	806,526
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	477,498
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	561,320
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	540,245
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,797,115
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	261,890
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,738,247
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,044,880
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,114,240
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,332,923
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,075,880
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,341,030
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	989,920
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,140,315
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,686,644
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,948,272
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	535,765
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	573,670
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,079,770
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	602,574
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	900,639
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,409,262
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	847,680
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,074,000
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,726,850
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	520,677
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	582,674
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,480,050

14

	Principal Amount	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	$1,510,000	$1,701,136
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,453,979
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	620,000	623,559
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,140,030
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,210,032
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,360,789
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,040,365
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	3,952,760
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	387,531
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,328,319
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,439,024
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	5,583,560
Manteca Redevelopment Agency Tax Allocation, VRDN, 1.56%, 3/1/19 (LOC: State Street Bank & Trust Co.)	2,300,000	2,300,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	132,286
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	227,105
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	107,476
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	241,355
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	109,092
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	119,614
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	274,345
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	193,874
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	286,757
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	150,883
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	128,205
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	111,723
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	112,475
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	111,224
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	376,057
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	273,598
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	436,540
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	269,993
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,088,920

15

	Principal Amount	Value
Menifee Union School District Special Tax, 5.00%, 9/1/48	$1,500,000	$1,629,750
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,382,652
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	882,384
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	458,804
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	377,488
Metropolitan Water District of Southern California Rev., VRDN, 1.54%, 3/1/19 (SBBPA: Citibank N.A.)	1,100,000	1,100,000
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,293,920
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	710,603
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	891,305
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,869,220
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,920,853
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,113,471
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,270,696
Napa Special Tax, 4.00%, 9/1/25	155,000	165,401
Napa Special Tax, 4.00%, 9/1/26	365,000	388,820
Napa Special Tax, 4.00%, 9/1/33	315,000	325,080
Napa Special Tax, 4.00%, 9/1/34	400,000	411,024
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,763,514
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,202,837
Northern Inyo County Local Hospital District, 0.00%, 11/1/34(1)	1,325,000	659,400
Northern Inyo County Local Hospital District, 0.00%, 11/1/36(1)	2,885,000	1,286,508
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,065,000	4,118,251
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	449,331
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,236,436
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,078,270
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,078,690
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	539,345
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,396,995
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,989,700
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,133,601
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,000,350
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,340,720
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,700,800
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,761,446

16

	Principal Amount	Value
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	$4,000,000	$4,360,880
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,247,410
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,101,835
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	448,640
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	561,070
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,026,622
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	737,070
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,295,966
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,366,360
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,357,539
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,159,723
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	8,699,364
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,815,455
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,665,800
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,220,549
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,128,950
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,476,090
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,709,474
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,105,537
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,951,160
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,075,595
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,066,626
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,338,387
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,384,290
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,017,370
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,281,781
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,025,728
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,337,062
Redding Electric System Rev., 5.00%, 6/1/21	400,000	431,696
Redding Electric System Rev., 5.00%, 6/1/23	740,000	847,455
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,607,277
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,768,764
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,965,696
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,168,397
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,291,495
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,724,560

17

	Principal Amount	Value
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	$5,000,000	$5,320,800
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,092,577
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,640,683
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,421,450
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,126,630
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,205,060
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,933,616
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	583,805
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,704,050
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	545,195
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	741,700
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,172,192
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,680,000
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,599,968
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,840,472
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,070,154
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,120,980
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,358,937
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,788,658
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,264,930
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,525,242
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,357,206
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,877,715
Roseville Special Tax, (Westbrook Community Facilities District No.1), 5.00%, 9/1/37	1,250,000	1,345,250
Roseville Special Tax, (Westbrook Community Facilities District No.1), 5.00%, 9/1/43	2,840,000	3,108,068
Roseville Special Tax, (Westbrook Community Facilities District No.1), 5.00%, 9/1/44	1,650,000	1,749,825
Roseville Special Tax, (Westbrook Community Facilities District No.1), 5.00%, 9/1/48	2,030,000	2,217,897
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	5,888,400
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	326,895
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,042,310
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,409,435
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,014,589
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,128,950
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,315,326

18

	Principal Amount	Value
Sacramento County Special Tax, 5.00%, 9/1/31	$1,355,000	$1,514,795
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	740,311
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,570,555
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,243,360
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,502,281
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	4,980,415
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,622,593
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,179,385
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,235,500
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	702,002
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	996,560
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,421,914
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,308,888
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,103,773
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,141,665
San Diego Special Tax, 5.00%, 9/1/37	975,000	1,053,956
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	988,323
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	619,610
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	840,986
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,260,384
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,250,887
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	342,834
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,087,926
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	567,800
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,666,575
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/30	2,000,000	2,216,880
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	424,281
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	611,588
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	751,173
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	829,717
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	847,868
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,452,605
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	879,778
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,044,290
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	294,652
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,206,295

19

	Principal Amount	Value
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	$1,165,000	$1,293,057
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	493,835
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,402,918
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	366,018
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,471,720
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,612,997
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	117,576
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	10,394,240
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	178,901
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	678,247
San Mateo Special Tax, 6.00%, 9/1/42	500,000	549,895
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,411,212
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,342,312
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	499,066
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,623,178
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,322,117
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,328,104
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,605,440
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	2,999,703
Southern California Public Power Authority Rev., 5.25%, 11/1/19	2,445,000	2,494,707
Southern California Public Power Authority Rev., 5.00%, 11/1/29	2,000,000	2,318,780
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,382,235
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,470,798
State of California GO, 5.00%, 11/1/19	4,500,000	4,603,905
State of California GO, 5.00%, 10/1/24	14,590,000	17,072,343
State of California GO, 5.25%, 2/1/30	5,000,000	5,474,350
State of California GO, VRN, 2.74%, (MUNIPSA plus 1.00%), 5/1/19	800,000	800,208
State of California GO, VRN, 2.89%, (MUNIPSA plus 1.15%), 5/1/20	960,000	965,731
State of California Department of Water Resources Rev., 1.57%, 3/28/19	1,600,000	1,599,827
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,555,888
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,011,467
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,062,130
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,173,090

20

	Principal Amount	Value
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	$1,000,000	$1,167,880
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,685,600
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,181,440
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,342,429
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,523,886
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,963,216
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,515,795
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,524,592
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	2,032,077
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,280,960
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,099,280
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,073,445
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,454,042
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,008,940
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	4,601,750
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,129,600
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,250,067
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,120,424
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	2,588,000
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,732,025
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,000,552
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,584
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,318,452
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,187,234
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	560,090
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	586,590
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	478,764
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,599,730
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,189,100
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,371,600
University of California Rev., VRDN, 1.50%, 3/1/19	1,700,000	1,700,000
University of California Rev., VRDN, 1.51%, 3/1/19	1,200,000	1,200,000

21

	Principal Amount	Value
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	$3,000,000	$2,979,990
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,688,400
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,867,372
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	457,016
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,016,070
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	766,793
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,028,650
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,771,880
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,450,197
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,514,946
Woodland Special Tax, 4.00%, 9/1/41	2,740,000	2,731,917
Woodland Special Tax, 4.00%, 9/1/45	2,745,000	2,714,009
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,301,100
		1,196,081,943
Guam — 1.2%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,027,160
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	891,829
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,111,806
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,706,607
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,361,365
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,193,590
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,640,610
		13,932,967
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,653,450
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $1,182,700,656)		1,212,668,360
OTHER ASSETS AND LIABILITIES — 0.9%		11,339,000
TOTAL NET ASSETS — 100.0%		$1,224,007,360

22

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $158,525,096, which represented 13.0% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Security is in default.

(5)	Non-income producing.

See Notes to Financial Statements.

23

Statement of Assets and Liabilities

FEBRUARY 28, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,182,700,656)	$1,212,668,360
Cash	99,027
Receivable for investments sold	220,300
Receivable for capital shares sold	1,684,933
Interest receivable	17,354,144
1,232,026,764

Liabilities
Payable for investments purchased	5,712,415
Payable for capital shares redeemed	1,425,244
Accrued management fees	420,164
Distribution and service fees payable	28,044
Dividends payable	433,537
8,019,404

Net Assets	$1,224,007,360

Net Assets Consist of:
Capital paid in	$1,203,433,062
Distributable earnings	20,574,298
$1,224,007,360

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$883,998,121	84,669,135	$10.44
I Class	$259,959,219	24,907,775	$10.44
Y Class	$5,389	516	$10.44
A Class	$57,729,033	5,529,058	$10.44*
C Class	$22,315,598	2,137,124	$10.44
*Maximum offering price $10.93 (net asset value divided by 0.955).

See Notes to Financial Statements.

24

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$23,999,635

Expenses:
Management fees	2,704,605
Distribution and service fees:
A Class	69,877
C Class	111,474
Trustees' fees and expenses	42,249
Other expenses	416
2,928,621

Net investment income (loss)	21,071,014

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,111,364)
Futures contract transactions	1,025,631
(3,085,733)

Change in net unrealized appreciation (depreciation) on:
Investments	(7,000,749)
Futures contracts	(61,503)
(7,062,252)

Net realized and unrealized gain (loss)	(10,147,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,923,029

See Notes to Financial Statements.

25

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2018
Increase (Decrease) in Net Assets	February 28, 2019	August 31, 2018
Operations
Net investment income (loss)	$21,071,014	$39,129,050
Net realized gain (loss)	(3,085,733)	12,195,630
Change in net unrealized appreciation (depreciation)	(7,062,252)	(24,514,829)
Net increase (decrease) in net assets resulting from operations	10,923,029	26,809,851

Distributions to Shareholders
From earnings:
Investor Class	(15,142,015)	(30,024,592)
I Class	(4,484,135)	(6,987,422)
Y Class	(97)	(195)
A Class	(901,872)	(1,709,065)
C Class	(276,915)	(673,692)
Decrease in net assets from distributions	(20,805,034)	(39,394,966)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,523,945	159,939,806

Net increase (decrease) in net assets	4,641,940	147,354,691

Net Assets
Beginning of period	1,219,365,420	1,072,010,729
End of period	$1,224,007,360	$1,219,365,420

See Notes to Financial Statements.

26

Notes to Financial Statements

FEBRUARY 28, 2019 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

27

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

28

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $32,448,790 and $20,710,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2019 were $356,842,397 and $337,037,740, respectively.

29

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2019		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,148,363	$115,734,391	23,521,902	$248,233,352
Issued in reinvestment of distributions	1,304,987	13,537,504	2,542,455	26,798,289
Redeemed	(12,933,342)	(133,916,163)	(20,210,238)	(213,251,737)
	(479,992)	(4,644,268)	5,854,119	61,779,904
I Class
Sold	6,133,431	63,536,614	13,900,912	146,672,880
Issued in reinvestment of distributions	380,996	3,952,110	574,539	6,051,124
Redeemed	(4,705,816)	(48,736,422)	(4,881,425)	(51,522,192)
	1,808,611	18,752,302	9,594,026	101,201,812
Y Class
Issued in reinvestment of distributions	9	97	19	195

A Class
Sold	507,086	5,240,837	1,143,922	12,046,507
Issued in reinvestment of distributions	56,135	582,389	102,068	1,075,988
Redeemed	(420,524)	(4,355,068)	(1,068,975)	(11,336,603)
	142,697	1,468,158	177,015	1,785,892
C Class
Sold	217,813	2,266,308	336,526	3,550,962
Issued in reinvestment of distributions	23,159	240,269	56,673	597,430
Redeemed	(343,261)	(3,558,921)	(852,056)	(8,976,389)
	(102,289)	(1,052,344)	(458,857)	(4,827,997)
Net increase (decrease)	1,369,036	$14,523,945	15,166,322	$159,939,806

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

30

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in interest rate risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,025,631 in net realized gain (loss) on futures contract transactions and $(61,503) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,182,700,656
Gross tax appreciation of investments	$39,764,422
Gross tax depreciation of investments	(9,796,718)
Net tax appreciation (depreciation) of investments	$29,967,704

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2018, the fund had accumulated short-term capital losses of $(6,203,529) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

As of August 31, 2018, the fund had post-October capital loss deferrals of $(42,930), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

31

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.52	0.18	(0.08)	0.10	(0.18)	$10.44	0.90%	0.50%(4)	3.52%(4)	28%	$883,998
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	4.14%	57%	$571,924
I Class
2019(3)	$10.52	0.19	(0.08)	0.11	(0.19)	$10.44	1.09%	0.30%(4)	3.72%(4)	28%	$259,959
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	4.34%	57%	$76,561
Y Class
2019(3)	$10.52	0.19	(0.08)	0.11	(0.19)	$10.44	1.01%	0.27%(4)	3.75%(4)	28%	$5
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(5)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(6)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$10.52	0.17	(0.08)	0.09	(0.17)	$10.44	0.77%	0.75%(4)	3.27%(4)	28%	$57,729
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	3.89%	57%	$114,878
C Class
2019(3)	$10.53	0.13	(0.09)	0.04	(0.13)	$10.44	0.40%	1.50%(4)	2.52%(4)	28%	$22,316
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	3.14%	57%	$23,860

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through August 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 1904

Semiannual Report

February 28, 2019

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Growing Demand Aid Muni Returns

Municipal bonds (munis) overcame heightened market volatility to generate positive returns for the six-month period. As is often the case, munis tracked U.S. Treasury market performance. However, munis broadly outperformed Treasuries, bolstered by robust demand. California munis modestly underperformed national munis.

Investor sentiment generally remained upbeat through the first nine months of 2018. Beginning in October, growing concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered sharp market volatility. Meanwhile, the Federal Reserve (Fed) raised its short-term interest rate target in September, which helped keep Treasury and muni yields climbing through early November. After that, yields tumbled on signs of moderating U.S. economic growth and continued stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors believed the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

January brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course, pausing its rate-hike campaign amid moderating global growth and muted inflation. In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

February 28, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	9.0 years
Average Duration (Modified)	4.7 years

Top Five Sectors	% of fund investments
Special Tax	14%
Hospital	13%
General Obligation (GO) - Local	9%
Water & Sewer	9%
Pre-Refunded	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.6%
Other Assets and Liabilities	(0.6)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period(1) 9/1/18 - 2/28/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,018.20	$2.35	0.47%
I Class	$1,000	$1,020.00	$1.35	0.27%
Y Class	$1,000	$1,019.30	$1.20	0.24%
A Class	$1,000	$1,017.80	$3.60	0.72%
C Class	$1,000	$1,013.10	$7.34	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
I Class	$1,000	$1,023.46	$1.35	0.27%
Y Class	$1,000	$1,023.60	$1.20	0.24%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 28, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.6%
California — 100.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,145,890
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,142,650
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,223,340
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,859,065
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,618,707
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,630,000	3,189,690
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,655,164
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	581,749
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,171,878
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,094,880
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,584,960
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,672,605
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,333,120
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,000,000	2,213,360
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	622,370
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	6,899,917
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,880,325
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,507,375
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,081,860
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,350,564
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,560,444
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,165,400
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,264,890
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,432,737
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,526,886
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,719,570
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	576,142
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	877,282
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	503,889
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	840,602
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,050,578
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	8,265,000	9,421,852

	Principal Amount	Value
Bay Area Toll Authority Rev., 5.00%, 4/1/24	$1,500,000	$1,660,305
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,870,720
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,911,835
Bay Area Toll Authority Rev., VRDN, 2.44%, (MUNIPSA plus 0.70%), 10/1/19	1,550,000	1,550,480
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21	2,000,000	2,007,780
Bay Area Toll Authority Rev., VRDN, 2.84%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,834,975
Bay Area Toll Authority Rev., VRDN, 2.625%, 4/1/26	15,000,000	15,488,850
Bay Area Toll Authority Rev., VRDN, 2.99%, (MUNIPSA plus 1.25%), 4/1/27	4,000,000	4,136,320
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,427,025
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,688,896
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	318,299
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	919,200
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	982,940
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	670,506
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/35	1,540,000	1,706,274
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,060,120
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	397,438
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	385,000	419,723
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	804,630
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,082,706
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,551,714
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	879,390
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,174,720
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	939,480
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	365,559
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	968,184
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,389,857
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	580,332
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	737,525
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	867,761
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	327,806

	Principal Amount	Value
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	$250,000	$296,098
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	365,706
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	366,810
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	296,755
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	692,748
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	354,794
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,281,556
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,729,995
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,381,270
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,487,507
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,720,976
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,615,810
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,194,420
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,162,942
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	467,164
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,153,850
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,450,116
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,382,892
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	588,590
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 1.70%, 3/7/19	1,500,000	1,500,000
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 11/1/22	2,200,000	2,455,112
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,505,139
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,520,175
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,179,258
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,025,880
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25	3,500,000	3,506,055
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,119,600

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	$1,000,000	$1,130,560
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,034,375
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(1)	2,500,000	2,663,425
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,789,161
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,415,640
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,535,075
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,841,205
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,347,540
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,038,907
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,736,970
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,366,020
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,157,601
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,377,616
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,139,880
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,555,745
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 2.12%, (70% of the 1-month LIBOR plus 0.38%), 8/1/21	9,000,000	9,010,620
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	958,376
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,487,950
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,177,630
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	934,816
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.74%, (MUNIPSA plus 1.00%), 6/1/20	5,310,000	5,337,506
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 2.29%, (70% of the 3-month LIBOR plus 0.37%), 4/1/20	3,000,000	3,007,140
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.39%, (70% of the 1-month LIBOR plus 0.65%), 2/1/21	5,000,000	5,017,950
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,089,820
California Municipal Finance Authority Rev., 5.00%, 6/1/37	2,990,000	3,459,161
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)	665,000	752,827

	Principal Amount	Value
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	$1,165,000	$1,263,839
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	520,690
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,085,960
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	355,821
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	180,003
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	267,530
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	264,836
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	233,786
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	261,311
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	260,280
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	287,695
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	257,787
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	285,068
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	311,746
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	338,826
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,635,868
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,669,726
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,161,930
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	8,938,960
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	843,323
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	1,960,984
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,701,164
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,679,129
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,085,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	578,770
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,229,824
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,178,460
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	626,052
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	840,796

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	$1,075,000	$1,262,179
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,137,690
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,818,347
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,158,320
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,451,333
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,548,240
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,437,000
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	611,964
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,845,747
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,325,288
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,865,552
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,445,156
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,155,250
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,146,050
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,529,977
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,690,215
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,516,130
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,375,510
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,580,661
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,703,584
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,182,969
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,133,260
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,202,087
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	809,280
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,118,900
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,010,340
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,706,225
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,055,500
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,638,465

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)(4)	$4,000,000	$4,002,560
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	323,778
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,068,760
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,059,210
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	825,209
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,200,130
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,207,640
California Municipal Finance Authority Rev., VRDN, 2.09%, (MUNIPSA plus 0.35%), 12/1/20	3,500,000	3,496,640
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	2,000,000	2,242,200
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	550,175
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,083,580
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(3)	1,025,000	1,027,675
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,125,325
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,514,220
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,200,000	1,281,024
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	106,555
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	179,464
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	193,690
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	179,597
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	170,552
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	172,478
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	185,555
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	221,791
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	533,035
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	394,242
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	695,058
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	653,320
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(1)	2,130,000	2,137,455

	Principal Amount	Value
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	$2,435,000	$2,443,985
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,050,100
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,581,500
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,208,950
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,122,620
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,201,040
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,975,824
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,289,920
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,727,984
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,154,541
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,823,200
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,830,900
California State University Rev., 5.00%, 11/1/19	1,000,000	1,023,760
California State University Rev., 5.00%, 11/1/20	1,250,000	1,324,125
California State University Rev., 5.00%, 11/1/21	1,000,000	1,093,610
California State University Rev., 5.00%, 11/1/24	5,000,000	5,457,050
California State University Rev., 5.00%, 11/1/28	2,000,000	2,460,900
California State University Rev., 5.00%, 11/1/29	1,000,000	1,220,490
California State University Rev., 5.00%, 11/1/30	3,000,000	3,626,730
California State University Rev., 5.00%, 11/1/31	2,900,000	3,480,203
California State University Rev., 5.00%, 11/1/32	1,750,000	1,997,712
California State University Rev., 4.00%, 11/1/34	10,000,000	10,655,000
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,355,680
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,398,566
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,597,173
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,167,620
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,339,357
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	920,824
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	880,230
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,194,390
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,886,885
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	882,191
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,062,765
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,465,200
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,164,260

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	$715,000	$808,200
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,711,664
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,161,830
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,305,066
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,181,200
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,115,720
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,134,400
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,218,716
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,364,695
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,431,488
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,207,410
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,074,260
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	524,334
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	331,158
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	677,616
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	338,808
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	864,180
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	918,568
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	351,318
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	386,116
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,139,139
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,055,940
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	239,965
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	320,375

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	$145,000	$169,685
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	145,373
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	197,299
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,039,510
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	2,225,000	2,250,610
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,006,228
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.50%, 3/7/19	2,700,000	2,700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.65%, 3/7/19	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.65%, 3/7/19	7,100,000	7,100,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	5,335,000	5,410,117
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,143,400
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,617,200
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,102,960
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	3,500,000	3,747,170
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,156,881
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	600,770
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	798,701
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	530,883
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	733,100
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	847,518
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	814,653
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	579,430
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	575,685
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,265,080
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,794,861

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	$4,560,000	$5,084,856
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,223,909
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,158,540
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	691,212
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	987,685
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23	4,750,000	4,692,430
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,541,950
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,791,305
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,518,930
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,130,000	1,176,646
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	959,341
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,442,627
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	816,240
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	828,230
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,357,754
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	3,500,000	3,537,870
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,509,281
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,364,570
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	2,990,504
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,151,848
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,309,688
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/19	1,300,000	1,318,746
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	960,110
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	539,045
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	388,444
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	682,740
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,230,610
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,520,887
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,205,740
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,285,761
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,361,016

	Principal Amount	Value
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	$660,000	$710,747
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,015,072
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,600,000	2,041,472
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,566,252
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 4.00%, 9/1/19	390,000	393,471
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/20	545,000	566,457
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/22	520,000	563,753
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/24	575,000	645,823
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	805,133
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	589,693
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,168,242
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	966,644
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,041,720
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,780,037
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,324,837
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	576,070
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,123,770
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,161,812
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	444,960
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,256,098
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,140,955
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,056,350
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,148,250
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,556,010
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,961,140
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,673,700
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,188,370
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,591,650
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	558,580
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	572,410

	Principal Amount	Value
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	$3,000,000	$3,213,150
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,008,060
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	3,450,000	3,477,807
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,041,310
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,038,590
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,072,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,253,029
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,325,470
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,303,854
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	6,876,480
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,196,188
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,293,220
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,403,977
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,548,840
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,110,190
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	9,500,000	9,464,280
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	2,500,000	2,413,300
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	2,500,000	2,505,700
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25(2)	3,000,000	2,631,210
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	864,105
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,213,677
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)(4)	1,000,000	1,065,920
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)(4)	1,000,000	1,058,600
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)(4)	1,000,000	1,052,120
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)(4)	2,360,000	2,470,306
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)(4)	3,000,000	3,123,390
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,944,353
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,468,623
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,159,181
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	385,522
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,130,120
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,768,245
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	565,880
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	420,280
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	274,609
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	574,590
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	571,180
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	339,729
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	965,432
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	559,350
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,871,876

	Principal Amount	Value
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	$1,765,000	$1,933,416
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,392,353
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,025,240
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,822,740
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,066,120
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,597,155
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,259,430
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,524,672
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	742,054
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,578,810
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	713,200
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	793,499
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,164,070
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,252,106
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,169,987
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,099,549
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,935,799
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	659,885
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	331,377
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	240,669
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	663,918
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	506,932
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	714,018
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35	1,545,000	1,852,100
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	878,709
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,640,750
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	709,462
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,523,727
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	557,040
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	895,464
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	670,254
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,449,530
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,095,000
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	2,977,024
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,605,532
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,279,451
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,105,340
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,142,050
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,672,861
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	9,751,440

	Principal Amount	Value
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	$1,500,000	$1,479,540
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,294,327
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,246,102
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,169,322
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,774,425
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,507,622
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,591,933
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,464,937
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,748,880
Los Angeles Department of Airports Rev., 5.00%, 5/15/38(4)	2,500,000	2,950,725
Los Angeles Department of Airports Rev., 5.00%, 5/15/39(4)	6,170,000	7,243,148
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,392,864
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,352,740
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,656,534
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,673,820
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,746,006
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,962,170
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,654,274
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,555,595
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,467,552
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,834,544
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,111,400
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,501,734
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,225,820
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,364,736
Los Angeles Department of Water & Power System Rev., VRDN, 1.54%, 3/1/19 (SBBPA: Bank of America N.A.)	2,310,000	2,310,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,882,291
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,233,490
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,207,170
Los Angeles Unified School District GO, 5.00%, 7/1/23	9,175,000	10,464,363
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,541,228
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,846,650
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,119,605
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,030,350
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,197,880
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,214,451
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,328,319
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,338,913
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,792,695
M-S-R Energy Authority Rev., 7.00%, 11/1/34	5,880,000	8,436,154

	Principal Amount	Value
M-S-R Energy Authority Rev., 7.00%, 11/1/34	$1,000,000	$1,434,720
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	1,989,143
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,180,000	1,647,150
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,473,982
Manteca Redevelopment Agency Tax Allocation, VRDN, 1.56%, 3/1/19 (LOC: State Street Bank & Trust Co.)	4,980,000	4,980,000
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	428,551
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	342,950
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,793,580
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,504,793
Modesto Irrigation District COP, 5.75%, 4/1/19, Prerefunded at 100% of Par(1)	1,580,000	1,585,119
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	922,686
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/38 (AGM)	1,135,000	1,322,218
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/43 (AGM)	1,000,000	1,151,750
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,125,440
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,297,450
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	907,455
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,289,256
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,725,927
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	2,826,715
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,480,290
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,034,418
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,245,400
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,479,278
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,707,330
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,980,352
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,129,610
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,019,620
Northern California Energy Authority Rev., VRDN, 4.00%, 7/1/24	10,000,000	10,634,300
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,029,600
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,561,101
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,111,069
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,386,935
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,939,525
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,215,240
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,202,920
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,197,900

	Principal Amount	Value
Northern California Transmission Agency Rev., 5.00%, 5/1/30	$1,855,000	$2,196,895
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,431,663
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,400,436
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,752,815
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,099,150
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	660,000	706,510
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,573,832
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,588,594
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	767,059
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	2,500,000	2,950,225
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	302,750
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	296,808
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	314,853
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,435
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	332,145
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	343,255
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	360,318
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	237,700
Orange County Special Assessment, 3.00%, 9/2/25	285,000	304,477
Orange County Special Assessment, 5.00%, 9/2/26	600,000	726,768
Orange County Special Assessment, 5.00%, 9/2/28	600,000	747,582
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,072,601
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,135,087
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,225,620
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,461,159
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,838,654
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,081,690
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,911,295
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,000,000	2,220,020
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,336,380
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,284,459
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,736,978
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,834,350
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,131,100

	Principal Amount	Value
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	$3,750,000	$3,961,200
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	417,519
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,574,388
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,473,836
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,440,139
Palomar Health COP, (Palomar Health Obligated Group), 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	516,985
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	475,000	495,192
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	558,005
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	2,006,641
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	841,233
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	746,649
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	549,955
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	839,520
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,463,960
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,260,335
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,871,065
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,689,616
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,184,397
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,694,992
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,359,643
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,632,878
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,288,548
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	959,490
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	356,691
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	514,353
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	645,530
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,414,780
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,392,705
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,499,950
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,260,910
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	971,306
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,423,760
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	2,084,216

	Principal Amount	Value
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	$1,010,000	$1,043,896
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,650,000	1,929,609
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	860,389
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,419,795
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,544,218
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,229,620
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,526,600
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,506,162
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,478,134
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,293,100
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	790,041
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,682,725
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,541,738
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	721,730
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	658,590
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	971,455
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,964,900
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,091,696
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,486,612
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,858,969
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	8,654,620
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	8,740,358
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,076,855
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,236,718
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,101,120
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,207,866
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,095,610
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	847,785
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,223,705
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,166,143
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,565,946
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,121,070

	Principal Amount	Value
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	$1,250,000	$1,390,588
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,155,924
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,035,250
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,693,857
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	925,000	961,343
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,045,730
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,045,390
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,044,990
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,719,366
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,180,440
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,176,330
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,103,160
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 2.37%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	18,500,000	18,109,835
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,414,420
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,677,795
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,182,880
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,587,300
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,526,232
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,560,161
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,175,380
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,630,610
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,163,950
Salinas Union High School District GO, 0.00%, 8/1/20(2)	5,000,000	4,854,150
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	20,882,122
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,717,287
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,098,004
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,593,460
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,713,996
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,526,519
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,279,080
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,688,849
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,405,510
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	306,387
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,697,249
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	782,987
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,304,590

	Principal Amount	Value
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	$2,000,000	$2,096,200
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,184,870
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	998,376
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,170,460
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	781,118
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	815,969
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,161,970
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,376,471
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,307,140
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,866,590
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,161,892
San Diego Public Facilities Financing Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	3,680,000	3,706,275
San Diego Public Facilities Financing Authority Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	3,400,000	3,553,952
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/21	2,000,000	2,168,540
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/24	2,000,000	2,236,620
San Diego Public Facilities Financing Authority Rev., 5.00%, 5/15/28	10,000,000	12,148,500
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/38	5,000,000	5,856,050
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,122,180
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,155,650
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	284,238
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	566,395
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	847,868
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,574,298
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,782,990
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,508,670
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,054,480
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,301,960
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,109,320
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,788,004
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,374,025
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,409,444
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,139,880
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,453,750
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/21	460,000	495,921

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/26	$425,000	$489,592
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	550,000	630,856
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	370,000	423,173
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31	400,000	453,332
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/19(1)	510,000	519,512
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(1)	515,000	547,764
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	548,920
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,895,537
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,255,144
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	983,688
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,211,640
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,078,670
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,078,620
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,014,880
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,512,789
San Mateo Special Tax, 5.50%, 9/1/44	750,000	803,738
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29(4)	1,515,000	1,894,068
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31(4)	845,000	1,036,976
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33(4)	840,000	1,015,266
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35(4)	2,035,000	2,430,828
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38(4)	1,000,000	1,173,390
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,617,090
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,154,800
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,739,295
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,090,990
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	8,000,640
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,100,400
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,630,345
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,286,978
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,516,277
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,154,901

	Principal Amount	Value
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	$1,500,000	$1,625,760
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,370,628
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,339,841
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,210,470
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,417,173
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,663,610
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,188,320
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,008,321
Southern California Public Power Authority Rev., VRDN, 1.99%, (MUNIPSA plus 0.25%), 5/1/21	10,000,000	9,957,500
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,085,010
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,614,159
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,558,864
State of California GO, 6.50%, 4/1/19, Prerefunded at 100% of Par(1)	4,060,000	4,075,712
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,558,339
State of California GO, 5.00%, 9/1/19	5,000,000	5,086,400
State of California GO, 5.25%, 10/1/20	5,000,000	5,109,800
State of California GO, 5.00%, 3/1/23	10,000,000	11,279,900
State of California GO, 5.50%, 4/1/24	4,600,000	4,613,616
State of California GO, 5.00%, 12/1/26	1,045,000	1,195,982
State of California GO, 5.00%, 2/1/27	10,000,000	11,206,300
State of California GO, 4.00%, 11/1/27	2,000,000	2,305,380
State of California GO, 5.00%, 2/1/28	6,795,000	7,598,305
State of California GO, 5.75%, 4/1/28	5,000,000	5,015,500
State of California GO, 5.00%, 11/1/29	2,625,000	2,978,377
State of California GO, 5.75%, 4/1/31	5,000,000	5,015,350
State of California GO, 5.00%, 11/1/31	7,435,000	8,888,914
State of California GO, 6.50%, 4/1/33	3,440,000	3,452,590
State of California GO, 5.50%, 3/1/40	3,000,000	3,097,470
State of California GO, VRDN, 2.46%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	1,700,000	1,707,446
State of California GO, VRDN, 2.52%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,029,600
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,180,160
State of California GO, VRN, 2.74%, (MUNIPSA plus 1.00%), 5/1/19	1,600,000	1,600,416
State of California GO, VRN, 2.89%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,931,462
State of California Department of Water Resources Rev., 1.57%, 3/28/19	1,655,000	1,654,821
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	929,073
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,441,280

	Principal Amount	Value
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	$5,000,000	$5,028,350
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	14,798,952
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,936,204
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,186,535
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,759,200
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,639,675
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,567,483
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,634,178
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,268,215
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,627,549
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,736,891
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,157,840
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,770,420
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	883,770
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,190,890
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,180,810
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	596,080
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	474,741
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,010,321
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	714,821
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,769,025
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,109,222
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,119,391
Stockton Unified School District GO, 5.00%, 8/1/30	5,000,000	5,824,350
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	602,525
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,383,933
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	899,418
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	875,310
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	269,290
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	419,420
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	557,230
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	306,111

	Principal Amount	Value
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	$2,250,000	$2,250,067
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,000,030
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	477,747
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,782,560
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	1,635,000	1,792,810
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,166,890
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,153,230
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,134,720
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	1,255,000	1,264,576
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	2,210,000	2,226,862
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	4,285,000	4,317,695
University of California Rev., 5.00%, 5/15/20	1,405,000	1,415,060
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,155,694
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,595,308
University of California Rev., 4.00%, 5/15/26	2,415,000	2,784,350
University of California Rev., 5.00%, 5/15/26	3,310,000	3,662,978
University of California Rev., VRDN, 1.51%, 3/1/19	12,760,000	12,760,000
University of California Rev., VRDN, 5.00%, 5/15/23	5,000,000	5,690,750
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,226,057
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,761,581
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,671,868
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,024,360
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	606,546
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,310,620
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,437,730
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,712,280
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,010,661
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,944,321
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,375,136
		1,793,740,389
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	225,000	230,177
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,017,630
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,278,484

	Principal Amount	Value
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	$300,000	$317,340
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	352,284
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	551,535
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	392,368
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	396,777
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	572,185
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,036,782
		7,145,562
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,734,368,848)		1,800,885,951
OTHER ASSETS AND LIABILITIES — (0.6)%		(10,755,598)
TOTAL NET ASSETS — 100.0%		$1,790,130,353

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,468,368, which represented 1.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,734,368,848)	$1,800,885,951
Cash	122,522
Receivable for investments sold	5,150
Receivable for capital shares sold	4,039,565
Interest receivable	19,255,105
1,824,308,293

Liabilities
Payable for investments purchased	30,177,944
Payable for capital shares redeemed	2,785,877
Accrued management fees	534,859
Distribution and service fees payable	15,413
Dividends payable	663,847
34,177,940

Net Assets	$1,790,130,353

Net Assets Consist of:
Capital paid in	$1,724,206,205
Distributable earnings	65,924,148
$1,790,130,353

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,146,883,883	97,585,593	$11.75
I Class	$599,064,753	50,962,163	$11.76
Y Class	$8,315,750	707,526	$11.75
A Class	$21,218,880	1,804,719	$11.76*
C Class	$14,647,087	1,245,365	$11.76
*Maximum offering price $12.31 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$26,687,559

Expenses:
Management fees	3,385,221
Distribution and service fees:
A Class	25,830
C Class	75,320
Trustees' fees and expenses	60,064
Other expenses	822
3,547,257

Net investment income (loss)	23,140,302

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(297,706)
Futures contract transactions	(613,373)
(911,079)

Change in net unrealized appreciation (depreciation) on:
Investments	10,335,720
Futures contracts	(43,349)
10,292,371

Net realized and unrealized gain (loss)	9,381,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,521,594

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2018
Increase (Decrease) in Net Assets	February 28, 2019	August 31, 2018
Operations
Net investment income (loss)	$23,140,302	$46,822,808
Net realized gain (loss)	(911,079)	6,589,339
Change in net unrealized appreciation (depreciation)	10,292,371	(53,924,396)
Net increase (decrease) in net assets resulting from operations	32,521,594	(512,249)

Distributions to Shareholders
From earnings:
Investor Class	(15,111,691)	(34,169,152)
I Class	(8,074,756)	(12,012,100)
Y Class	(111,991)	(194,186)
A Class	(256,780)	(552,479)
C Class	(131,088)	(278,809)
Decrease in net assets from distributions	(23,686,306)	(47,206,726)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	65,826,627	142,225,369

Net increase (decrease) in net assets	74,661,915	94,506,394

Net Assets
Beginning of period	1,715,468,438	1,620,962,044
End of period	$1,790,130,353	$1,715,468,438

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2019 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $18,510,000 and $37,390,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2019 were $618,579,443 and $523,437,277, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2019		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	14,443,476	$168,111,742	15,879,082	$187,195,893
Issued in connection with reorganization (Note 10)	–	–	25,334,051	302,675,343
Issued in reinvestment of distributions	971,129	11,306,341	2,195,740	25,818,804
Redeemed	(15,625,914)	(181,434,114)	(45,318,617)	(532,702,402)
	(211,309)	(2,016,031)	(1,909,744)	(17,012,362)
I Class
Sold	18,517,158	215,171,210	28,096,338	330,499,136
Issued in connection with reorganization (Note 10)	–	–	443,483	5,297,825
Issued in reinvestment of distributions	677,916	7,896,293	946,228	11,124,177
Redeemed	(13,297,752)	(154,578,425)	(15,944,536)	(187,593,061)
	5,897,322	68,489,078	13,541,513	159,328,077
Y Class
Sold	222,490	2,579,621	271,037	3,197,701
Issued in reinvestment of distributions	9,616	111,991	16,518	194,165
Redeemed	(113,629)	(1,322,149)	(217,915)	(2,558,868)
	118,477	1,369,463	69,640	832,998
A Class
Sold	233,577	2,722,667	442,136	5,196,744
Issued in connection with reorganization (Note 10)	–	–	534,573	6,390,877
Issued in reinvestment of distributions	21,544	251,036	45,522	535,485
Redeemed	(282,792)	(3,280,360)	(1,092,405)	(12,888,216)
	(27,671)	(306,657)	(70,174)	(765,110)
C Class
Sold	80,327	937,471	65,745	776,974
Issued in connection with reorganization (Note 10)	–	–	304,020	3,635,324
Issued in reinvestment of distributions	9,675	112,727	20,136	236,967
Redeemed	(237,186)	(2,759,424)	(407,132)	(4,807,499)
	(147,184)	(1,709,226)	(17,231)	(158,234)
Net increase (decrease)	5,629,635	$65,826,627	11,614,004	$142,225,369

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $19,350,000 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $(613,373) in net realized gain (loss) on futures contract transactions and $(43,349) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,734,378,146
Gross tax appreciation of investments	$67,946,109
Gross tax depreciation of investments	(1,438,304)
Net tax appreciation (depreciation) of investments	$66,507,805

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On June 14, 2017, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of California Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to California Intermediate-Term Tax-Free Bond Fund in exchange for shares of California Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of California Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, California Long-Term Tax-Free Fund exchanged its shares for shares of California Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
California Long-Term Tax-Free Fund – Investor Class	26,325,383	California Intermediate-Term Tax-Free Bond Fund – Investor Class	25,334,051
California Long-Term Tax-Free Fund – I Class	460,837	California Intermediate-Term Tax-Free Bond Fund – I Class	443,483
California Long-Term Tax-Free Fund – A Class	555,974	California Intermediate-Term Tax-Free Bond Fund – A Class	534,573
California Long-Term Tax-Free Fund – C Class	316,180	California Intermediate-Term Tax-Free Bond Fund – C Class	304,020

The net assets of California Long-Term Tax-Free Fund and California Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $317,999,369 and $1,626,564,192, respectively. California Long-Term Tax-Free Fund's unrealized appreciation of $24,755,277 was combined with that of California Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $1,944,563,561.

Assuming the reorganization had been completed on September 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended August 31, 2018 are as follows:

Net investment income (loss)	$48,264,905
Net realized and unrealized gain (loss)	(48,113,885)
Net decrease in net assets resulting from operations	$151,020

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of California Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since October 20, 2017.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.69	0.15	0.07	0.22	(0.15)	(0.01)	(0.16)	$11.75	1.82%	0.47%(4)	2.67%(4)	30%	$1,146,884
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	—	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	—	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	—	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	—	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
2014	$11.36	0.29	0.58	0.87	(0.29)	—	—	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
I Class
2019(3)	$11.70	0.17	0.07	0.24	(0.17)	(0.01)	(0.18)	$11.76	2.00%	0.27%(4)	2.87%(4)	30%	$599,065
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	—	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	—	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	—	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	—	$11.85	1.88%	0.27%	2.62%	30%	$232,892
2014	$11.37	0.32	0.57	0.89	(0.32)	—	—	$11.94	7.90%	0.27%	2.72%	52%	$207,978
Y Class
2019(3)	$11.70	0.17	0.06	0.23	(0.17)	(0.01)	(0.18)	$11.75	1.93%	0.24%(4)	2.90%(4)	30%	$8,316
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	—	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(5)	$11.78	0.12	0.23	0.35	(0.13)	—	—	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(6)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$11.70	0.14	0.07	0.21	(0.14)	(0.01)	(0.15)	$11.76	1.78%	0.72%(4)	2.42%(4)	30%	$21,219
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	—	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	—	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	—	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	—	$11.85	1.42%	0.72%	2.17%	30%	$39,308
2014	$11.37	0.27	0.57	0.84	(0.27)	—	—	$11.94	7.41%	0.72%	2.27%	52%	$32,899
C Class
2019(3)	$11.70	0.10	0.07	0.17	(0.10)	(0.01)	(0.11)	$11.76	1.31%	1.47%(4)	1.67%(4)	30%	$14,647
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	—	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	—	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	—	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	—	$11.86	0.67%	1.47%	1.42%	30%	$16,531
2014	$11.37	0.18	0.58	0.76	(0.18)	—	—	$11.95	6.71%	1.47%	1.52%	52%	$17,738

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 28, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through August 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 1904

Semiannual Report

February 28, 2019

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 28, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Growing Demand Aid Muni Returns

Municipal bonds (munis) overcame heightened market volatility to generate positive returns for the six-month period. As is often the case, munis tracked U.S. Treasury market performance. However, munis broadly outperformed Treasuries, bolstered by robust demand. California munis modestly underperformed national munis.

Investor sentiment generally remained upbeat through the first nine months of 2018. Beginning in October, growing concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered sharp market volatility. Meanwhile, the Federal Reserve (Fed) raised its short-term interest rate target in September, which helped keep Treasury and muni yields climbing through early November. After that, yields tumbled on signs of moderating U.S. economic growth and continued stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors believed the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

January brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course, pausing its rate-hike campaign amid moderating global growth and muted inflation. In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply. Demand was particularly robust in California and other high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis.

We believe state and local finances in California and across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 28, 2019
Yields
7-Day Current Yield	1.20%
7-Day Effective Yield	1.21%

Portfolio at a Glance
Weighted Average Maturity	24 days
Weighted Average Life	24 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	89%
31-90 days	5%
91-180 days	3%
More than 180 days	3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Expenses Paid During Period(1) 9/1/18 - 2/28/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.60	$2.49	0.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 28, 2019 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 93.2%
California — 92.9%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.79%, 3/7/19 (LOC: Bank of Stockton and FHLB)	$2,895,000	$2,895,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.79%, 3/7/19 (LOC: First Republic Bank and FHLB)	5,630,000	5,630,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.65%, 3/7/19 (LOC: Union Bank N.A. and FHLB)	2,135,000	2,135,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.80%, 3/7/19 (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.80%, 3/7/19 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.74%, 3/7/19 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.72%, 3/7/19 (LOC: Bank of the West)	820,000	820,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 1.65%, 3/7/19 (LOC: First Republic Bank and FHLB)	6,705,000	6,705,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.79%, 3/7/19 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.79%, 3/7/19 (LOC: Union Bank N.A.)	1,905,000	1,905,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 1.74%, 3/7/19 (LOC: East West Bank, Zions Bank and FHLB)	7,600,000	7,600,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Kaiser Credit Group), VRDN, 1.68%, 3/7/19	7,300,000	7,300,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.67%, 3/7/19 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Irvine Ranch Water District Special Assessment, VRN, 1.73%, (MUNIPSA less 0.01%), 10/1/37	1,730,000	1,730,000
Irvine Ranch Water District Special Assessment, VRN, 1.73%, (MUNIPSA less 0.01%), 10/1/37	2,160,000	2,160,000
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 1.62%, 3/7/19 (LIQ FAC: FHLMC)	6,100,000	6,100,000
Los Angeles County Metropolitan Transportation Authority, 1.53%, 3/6/19 (LOC: Citibank N.A.)	4,000,000	4,000,000
Manteca Redevelopment Agency Tax Allocation, VRDN, 1.56%, 3/1/19 (LOC: State Street Bank & Trust Co.)	300,000	300,000
Metropolitan Water District of Southern California Rev., VRN, 1.71%, (MUNIPSA less 0.03%), 7/1/47	5,000,000	5,000,000
Modesto Rev., (Westdale Commons), VRDN, 1.63%, 3/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	1,900,000	1,900,000
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.60%, 3/15/19 (LOC: Bank of the West)	6,200,000	6,200,000

6

	Principal Amount	Value
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.79%, 3/7/19 (LOC: Bank of the Sierra and FHLB)	$5,380,000	$5,380,000
San Bernardino County Flood Control District Rev., VRDN, 1.70%, 3/7/19 (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Diego County Water Authority Financing Corp., 1.56%, 3/6/19	4,000,000	4,000,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 1.62%, 3/7/19 (LOC: Union Bank N.A.)	900,000	900,000
San Francisco City & County Public Utilities Commission Power Rev., 1.65%, 3/7/19 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.53%, 3/28/19 (LOC: Bank of America N.A.)	3,000,000	3,000,000
State of California, 1.70%, 4/4/19 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
State of California Department of Water Resources Rev., 1.25%, 3/4/19	1,818,000	1,818,000
State of California Department of Water Resources Rev., 1.57%, 3/28/19	7,000,000	7,000,000
State of California Department of Water Resources Rev., 1.70%, 4/10/19	2,256,000	2,256,000
Sunnyvale COP, VRDN, 1.60%, 3/7/19 (LOC: Union Bank N.A.)	1,310,000	1,310,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.84%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.72%, 3/7/19 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.76%, 3/7/19 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.77%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.77%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,200,000	6,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.84%, 3/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Town of Apple Valley COP, VRDN, 1.79%, 3/7/19 (LOC: Union Bank N.A.)	385,000	385,000
Town of Hillsborough COP, VRDN, 1.60%, 3/7/19 (SBBPA: Bank of the West)	1,300,000	1,300,000
Town of Hillsborough COP, VRDN, 1.60%, 3/7/19 (SBBPA: Bank of the West)	600,000	600,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.99%, 3/7/19 (LOC: BNP Paribas)	13,395,000	13,395,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.75%, 3/7/19 (LOC: Bank of the West)	5,400,000	5,400,000
		150,006,000
Nevada — 0.3%
Truckee Meadows Water Authority Rev., 1.60%, 3/5/19 (LOC: Wells Fargo Bank N.A.)	412,000	412,000
TOTAL INVESTMENT SECURITIES — 93.2%		150,418,000
OTHER ASSETS AND LIABILITIES(2) — 6.8%		11,043,293
TOTAL NET ASSETS — 100.0%		$161,461,293

7

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,670,000, which represented 13.4% of total net assets.

(2)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

FEBRUARY 28, 2019 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$150,418,000
Cash	191,006
Receivable for investments sold	11,154,182
Receivable for capital shares sold	71,945
Interest receivable	240,019
162,075,152

Liabilities
Payable for capital shares redeemed	550,955
Accrued management fees	61,065
Dividends payable	1,839
613,859

Net Assets	$161,461,293

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	161,461,287

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$161,461,293

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,292,097

Expenses:
Management fees	399,485
Trustees' fees and expenses	5,754
Other expenses	445
405,684

Net investment income (loss)	886,413

Net Increase (Decrease) in Net Assets Resulting from Operations	$886,413

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2018
Increase (Decrease) in Net Assets	February 28, 2019	August 31, 2018
Operations
Net investment income (loss)	$886,413	$1,264,402
Net realized gain (loss)	—	25,985
Net increase (decrease) in net assets resulting from operations	886,413	1,290,387

Distributions to Shareholders
From earnings(1)	(912,398)	(1,265,502)

Capital Share Transactions
Proceeds from shares sold	25,293,734	79,973,091
Proceeds from reinvestment of distributions	886,862	1,260,560
Payments for shares redeemed	(29,136,716)	(85,596,679)
Net increase (decrease) in net assets from capital share transactions	(2,956,120)	(4,363,028)

Net increase (decrease) in net assets	(2,982,105)	(4,338,143)

Net Assets
Beginning of period	164,443,398	168,781,541
End of period	$161,461,293	$164,443,398

Transactions in Shares of the Fund
Sold	25,293,734	79,973,091
Issued in reinvestment of distributions	886,862	1,260,560
Redeemed	(29,136,716)	(85,596,679)
Net increase (decrease) in shares of the fund	(2,956,120)	(4,363,028)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(1,264,402). Distributions from net realized gains were $(1,100).

See Notes to Financial Statements.

11

Notes to Financial Statements

FEBRUARY 28, 2019 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2019 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $11,950,000 and $3,300,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019(2)	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	0.56%	0.50%(4)	0.50%(4)	1.09%(4)	1.09%(4)	$161,461
2018	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 28, 2019 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 1904

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	April 24, 2019

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2019